As filed with the Securities and Exchange Commission on May 7, 2010
                                     Investment Company Act File No. 811-22415
 -------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)


[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]  Amendment No. ___


                              ---------------------

                    GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
               (Exact name of Registrant as specified in Charter)

                                 28 State Street
                                   40th Floor
                                Boston, MA 02109
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (617) 532-0200

                              William H. Woolverton
                                General Counsel
                           Gottex Fund Management Ltd.
                                 28 State Street
                                   40th Floor
                                Boston, MA 02109
                     (Name and address of agent for service)

                                    COPY TO:
                             George M. Silfen, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022
 -------------------------------------------------------------------------------

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, shares of beneficial interest in Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such shares will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in Registrant may be made only by individuals or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

                                     PART A

     Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

     Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statements on Form N-2 of Gottex Multi-Asset Endowment Fund -- Class I (the "Class I Feeder") and Gottex Multi-Asset Endowment Fund -- Class II (the "Class II Feeder", and collectively with the Class I Feeder, the "Feeder Funds"), as filed with the Securities and Exchange Commission (the "Commission") on May 7, 2010 (each, a "Registration Statement").

ITEM 3.  FEE TABLE.

     This table describes the fees and expenses that you will pay if you buy and hold shares of beneficial interest in Gottex Multi-Asset Endowment Master Fund (the "Master Fund"). Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):
Management Fee (1)                                                     [_]%
Other Expenses (2)                                                     [_]%
Acquired Fund Fees and Expenses (3)                                    [_]%
Total Annual Expenses                                                  [_]%

(1) For a discussion of the payment of the Management Fee, please see the section entitled "Fees and Expenses" in each Feeder Fund's prospectus (the "Prospectus") included in such Feeder Fund's Registration Statement.

(2) "Other Expenses" are estimated based on the Master Fund's estimated net assets of approximately $[_] million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, organizational and offering costs of the Master Fund, as well as administration, custody fees and other expenses.

(3) Includes the fees and expenses of the Portfolio Funds in which the Master Fund intends to invest. Specifically, the Master Fund is subject to its pro rata share of Portfolio Fund fees and expenses, which typically include asset-based fees (generally ranging between 0.50-2.00% of net assets) and, in many cases, performance fees or allocations. Typical performance fees or allocations generally range between 5% to 25% of the net capital appreciation (if any) in the assets managed by the Portfolio Manager. Fees and expenses of Portfolio Funds are based on historic fees and expenses. Future Portfolio Funds' fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time. The amount of the Master Fund's average net assets used in calculating this percentage was based on anticipated net assets of approximately $[_____].

The purpose of the table above and the example below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "Fees and Expenses" in each Feeder Fund's Prospectus included in such Feeder Fund's Registration Statement.


                            Example                           1 Year       3 Years        5 Years       10 Years
                                                             --------     --------       --------      ----------

You would pay the following expenses (including the
Incentive Fee) on a $1,000 investment, assuming a 5%
annual return:                                                $[_]         $[_]           $[__]         $[__]

You would pay the following expenses (including the
Incentive Fee) on a $100,000 investment, assuming a 5%
annual return:                                                $[__]         $[__]          $[__]         $[__]


     The example includes the payment of the Incentive Fee and assumes that the annual return of the Master Fund is 5%. The Incentive Fee is generally equal to 5% of the Master Fund's net profits that are in excess of a 7% Hurdle (as defined in the Prospectus), plus a "catch up" provision entitling the Adviser to receive an Incentive Fee with respect to the portion of net profits equal to the amount of the Hurdle for the applicable period. As a result, the dollar amounts in the example could be significantly higher if the Master Fund's actual rate of return exceeds 5%.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

ITEM 8.  GENERAL DESCRIPTION OF THE REGISTRANT.

     The Master Fund is a closed-end, non-diversified, management investment company that was organized as a statutory trust under the laws of the State of Delaware on May 3, 2010. Shares of the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     The Master Fund's investment objective is to seek maximum total return consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program.

     By "endowment style," the Master Fund's investment program seeks to provide shareholders with an Adviser and overall asset allocation and portfolio management services traditionally available on a combined basis to larger endowments and institutions. The Master Fund's investment program combines broad diversification, systematic portfolio risk management, internal management of a substantial portion of its assets and selective utilization of high quality external managers.

     The Master Fund's Portfolio (as defined below) will attempt to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes"). The Master Fund will invest in these Asset Classes either: (i) directly, through separate accounts ("Portfolio Accounts") managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers") or (ii) indirectly, through investments in private investment funds or other pooled investment vehicles ("Portfolio Funds" and, together with the Portfolio Accounts and the Macro Market Asset Allocation Overlay, the "Portfolio") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes). (Sub-Advisers and managers of Portfolio Funds may collectively be referred to as "Portfolio Managers.") In addition, the Adviser will employ a Macro Market Asset Allocation Overlay, which seeks to enhance the Master Fund's portfolio returns by investing in shorter-term tactical opportunities.

     Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Program," Principal Risk Factors" and "Additional Risk Factors" in each Feeder Fund's Prospectus included in such Feeder Fund's Registration Statement.

ITEM 9.  MANAGEMENT

     A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund" in each Feeder Fund's Prospectus included in such Feeder Fund's Registration Statement. The following list identifies the specific sections of each Feeder Fund's Prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference. Capitalized terms not defined herein have the meanings set forth in each Feeder Fund's Prospectus.

Item 9.1(a)                   Management of the Fund

Item 9.1(b)                   Management of the Fund

Item 9.1(c)                   Management of the Fund

Item 9.1(d)                   Management of the Fund

Item 9.1(e)                   Management of the Fund

Item 9.1(f) The Master Fund bears all expenses incurred in its business and operations, other than those borne by the Adviser, the Distributors, or the Administrator pursuant to their agreements with the Master Fund, including, but not limited to (as applicable): investment related expenses (e.g., costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with investments, transfer taxes and premiums, taxes withheld on foreign income, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold short but not yet purchased and margin fees); the Management Fee; Sub-Advisory Fees; the Incentive Fee; the Distribution Fees; any non-investment related interest expense; offering expenses; operating expenses (including, but not limited to, printing expenses, legal expenses, internal and external accounting, audit and tax preparation expenses registration, licensing (including certain research databases
                              ands    software
                              and certain administrative software), government filing fees, costs of Portfolio Manager background checks, mailing costs for investor reports, interest, taxes, costs and other expenses associated with the operation of the Master Fund), administrative expenses and fees; custody and escrow fees and expenses; insurance costs; fees and travel-related expenses of members of the Board who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; and any extraordinary expenses.

Item 9.1(g)                   Not Applicable

Item 9.2                      Not Applicable

Item 9.3                      See response to Item 19 below.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1. CAPITAL STOCK

     The Master Fund is an unincorporated statutory trust organized under the laws of Delaware. The Master Fund is authorized to issue an unlimited number shares of beneficial interest, $0.001 par value. The Board is authorized to increase or decrease the number of shares issued. Each share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Trustees shall have the power to cause shareholders to pay expenses of the Master Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed to the shareholders and/or by reducing the number of shares owned by each respective shareholder.

     All shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Master Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares. The Master Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Shareholders are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Shares are not available in certificated form. The Declaration of Trust provides that any transfer will be void if made: (i) to an account held through a broker or dealer that has not entered into a selling agreement with a Distributor or (ii) to any person who is not a Qualified Investor (as described below).

     Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of the Master Fund are not listed on any exchange and the Master Fund does not expect that any secondary market will develop for the shares, except that brokers or dealers that have entered into selling agreements with a Distributor (I.E., Selling Agents) may make a market in the shares among their customers that are investors who certify to the Master Fund or its agents that they have a net worth of more than $1.5 million (or in the case of an individual, a joint net worth with their spouse of more than $1.5 million) ("Qualified Investors").
Prices received or paid for the shares in such transactions will not be available to the public, thus, the Master Fund and shareholders will not be able to inform themselves if such transactions were effected at a premium or a discount to net asset value. The Master Fund cannot offer any assurance that any broker or dealer will make a market in the shares or that transactions in any such market will be effected at a price equal to or higher than net asset value.

ITEM 10.2.  LONG-TERM DEBT.

     Not applicable.

ITEM 10.3.  GENERAL.

     Not applicable.

ITEM 10.4.  TAXES.

     Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in each Feeder Fund's Prospectus and Statement of Additional Information ("SAI") included in such Feeder Fund's Registration Statement.

ITEM 10.5.  OUTSTANDING SECURITIES.

     As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.  SECURITIES RATINGS.

     Not applicable.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES.

     Not applicable.

ITEM 12.  LEGAL PROCEEDINGS.

     Not applicable.

ITEM 13.  TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

     Not applicable.

                                     PART B

     Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

     Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from each Feeder Fund's Registration Statement on Form N-2.

ITEM 14.  COVER PAGE.

     Not applicable.

ITEM 15.  TABLE OF CONTENTS.

     Not applicable.

ITEM 16.  GENERAL INFORMATION AND HISTORY.

     Not applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES.

     Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

     Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Program," "Principal Risk Factors" and "Additional Risk Factors" in each Feeder Fund's Prospectus and SAI included in such Feeder Fund's Registration Statement.

ITEM 18.  MANAGEMENT.

     Information about the Managers and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Managers and the committees of the Board is incorporated by reference from the section entitled "Management of the Fund" in each Feeder Fund's Prospectus and SAI included in such Feeder Fund's Registration Statement.

ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

     It is expected that the Feeder Funds will invest substantially all of their assets in the Master Fund. As of [______], 2010, each Feeder Fund is expected to own more than 25% of the outstanding Interests of the Master Fund:

Name                                  Address           Percentage of Ownership

Gottex Multi-Asset Endowment            (1)                   [__]%
Fund -- Class I

Gottex Multi-Asset Endowment            (1)                   [__]%
Fund -- Class II

     (1) The Feeder Funds have the same address as the Master Fund.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES.

     Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "Management of the Fund" and "Investment Advisory and Other Services" in each Feeder Fund's Prospectus and SAI, included in such Feeder Fund's Registration Statement.

ITEM 21.  PORTFOLIO MANAGERS.

     Information about the portfolio managers and their other accounts managed, compensation and ownership of securities is incorporated herein by reference from the section entitled "The Adviser" in the Feeder Fund's Prospectus and SAI included in each Feeder Fund's Registration Statement.

ITEM 22.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

     A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in each Feeder Fund's Prospectus included in such Feeder Fund's Registration Statement.

ITEM 23.  TAX STATUS.

     Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in each Feeder Fund's Prospectus and SAI included in such Feeder Fund's Registration Statement.

ITEM 24.  FINANCIAL STATEMENTS.

     The Master Fund will issue a complete  set of  financial  statements  on an
annual  basis  prepared  in  accordance  with  generally   accepted   accounting
principles.

                                     PART C

                                OTHER INFORMATION

ITEM 25.  FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

     Because the Registrant has no assets, financial statements are omitted.

(2) Exhibits:

                (a)   (1)   Certificate of Trust is filed herewith

                      (2)   Declaration of Trust is filed herewith

               (b) By-Laws of Registrant is filed herewith

               (c) Not Applicable

               (d) See Item 25(2)(a)(2)

               (e) Not Applicable

               (f) Not Applicable

               (g) Form of Investment Advisory Agreement*

               (h) Not Applicable

               (i) Not Applicable

               (j) Form of Custodian Services Agreement*

               (k)    (1)   Form of Administration Agreement*

                      (2)   Form of Master/Feeder Agreement*

               (l) Not Applicable

               (m) Not Applicable

               (n) Not Applicable

               (o) Not Applicable

               (p) Not Applicable

               (q) Not Applicable

               (r)    (1)   Code of Ethics*

                      (2)   Code of Ethics of the Adviser*

*To be filed by amendment.

ITEM 26.  MARKETING ARRANGEMENTS

     Not Applicable.

ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION*

     All figures are estimates:


           Accounting fees and expenses..............................  $[_____]
           Legal fees and expenses...................................  $[_____]
           Printing and offering expenses............................  $[_____]
           Miscellaneous.............................................  $[_____]

                                Total................................  $[_____]

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     After completion of the private offering of shares, Registrant expects that no person will be directly or indirectly under common control with Registrant.

ITEM 29.  NUMBER OF HOLDERS OF SECURITIES


                TITLE OF CLASS                     NUMBER OF RECORD HOLDERS*
                --------------                     ------------------------
                [Shares of beneficial              [_]
                interest]
                *As of [______], 2010.

ITEM 30.  INDEMNIFICATION*

     Reference is made to Section 2 of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), filed herewith. The Registrant hereby undertakes that it will apply the indemnification provision of the Declaration of Trust in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, director, officer, employee, partner or trustee, is set forth in Feeder Fund's Prospectus in the sections entitled "Management of the Fund." Information as to the members and officers of Gottex Fund Management Ltd. is included in its Form ADV as filed with the Commission (File No. 801-66230), and is incorporated herein by reference.

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

   (1) the Registrant, Gottex Multi-Asset Endowment Master Fund, 28 State Street, 40th Floor, Boston MA, 02109;

   (2) the Administrator, UMB Fund Services, Inc., located at 803 West Michigan Street, Milwaukee, WI 53233;

   (3) the Custodian, UMB Bank, n.a., an affiliate of UMB Fund Services, Inc., located at 928 Grand Boulevard, 10th Floor, Kansas City,
          MO 64106; and

   (4) the Investment Adviser, Gottex Fund Management Ltd., 28 State Street, 40th Floor, Boston MA, 02109.

ITEM 33.  MANAGEMENT SERVICES

     The Registrant is not party to any management service related contract other than those described in each Feeder Fund's Prospectus included in such Feeder Fund's Registration Statement.

ITEM 34.  UNDERTAKINGS

     Not Applicable.

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts, on the 7th day of May, 2010.




                                GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND


                                   By:   /s/ William Landes
                                       -------------------------------
                                       Name: William Landes
                                       Title:  President, Treasurer and Trustee

                                  EXHIBIT INDEX

       EXHIBIT NUMBER                      DOCUMENT DESCRIPTION

           (a)(1)                     Certificate of Trust
           (a)(2)                     Declaration of Trust
            (b)                       By-Laws of Registrant